Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 491,221	$ (535,861)	$ (896,333)	$ (3,759,238)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,795	12,775	20,468	62,738
Common stock issued for services		2,586	2,586	71,378
Non-cash lease expense				89,500
Stock-based compensation	44,439	54,067	98,554	59,803
Changes in operating assets and liabilities:
Accounts receivable	(551,649)	(205,534)	(237,547)	379,807
Accounts receivable, related party				50,614
Other current assets	141,516	157,985	382,258	491,883
Right-of-use asset	29,877	277,029	105,670
Accounts payable	(51,926)	455,366	145,830	(361,301)
Accounts payable, related party	53,000		72,000
Deferred revenue	489,275	250,000		16,611
Accrued expenses	25,512	(105,630)	(35,562)	55,672
Operating lease liability	(29,877)	(277,029)	(105,670)	(89,500)
Net cash provided by operating activities	643,183	85,754	(447,746)	(2,932,033)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			(107)	(11,111)
Net cash used in investing activities			(107)	(11,111)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock and exercise of warrants		14,800	14,800	2,469,150
Repayments on notes payable	(134,169)	(190,035)	(347,619)	(410,676)
Net cash used in financing activities	(134,169)	(175,235)	(332,819)	2,058,474
NET CHANGE IN CASH AND CASH EQUIVALENTS	509,014	(89,481)	(780,672)	(884,670)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,614,733	2,395,405	2,395,405	3,280,075
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,123,747	2,305,924	1,614,733	2,395,405
SUPPLEMENTAL INFORMATION:
Interest paid	4,679	7,087	13,270	15,600
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of right-of-use asset and lease liability				325,491
Conversion of Class B common stock to Class A common stock	2,500	2,333	2,333
Amendment of right-of-use asset and lease liability			166,119
Options issued for accrued director fees				24,267
Prepaid asset financed with note payable			$ 311,118	$ 378,659
Recognition of right-of-use asset and lease liability	80,120
Prepaid asset financed with note payable	$ 89,477	$ 123,866